Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade and Other Payables

	December 31, 2023	December 31, 2022
	$	$
Trade accounts payable and accruals	351.9	300.6
Employee and payroll liabilities	392.0	368.5
Other accrued liabilities	74.6	86.6
Trade and other payables	818.5	755.7